Property and equipment (Tables)	12 Months Ended
Mar. 30, 2019
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
The components of property and equipment are as follows:

	As of
	March 30, 2019	March 31, 2018 *
	(In thousands)
Leasehold improvements	33,745	31,056
Furniture, fixtures and equipment	13,269	7,185
Software and electronic equipment	12,378	12,804
	59,392	51,045
Accumulated depreciation and impairment charges	(29,665)	(31,619)
	$29,727	$19,426

(*) Recast (refer to note 1)